Financial risk management objectives and policies - Credit risk - Maximum exposure and year-end staging (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $	$ 2,087,557
Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $			$ 918,216
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		¥ 280,250
Trade receivables | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				¥ 256,423
Amounts due from related parties
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		66,923
Amounts due from related parties | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				32,670
Financial assets included in prepayments and other current assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,019
Financial assets included in prepayments and other current assets | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				5,888
Restricted cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		377,065
Restricted cash | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				26,622
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,353,300
Cash and cash equivalents | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				596,613
12-month ECLs
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $	1,807,307
12-month ECLs | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $			661,793
12-month ECLs | Amounts due from related parties
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		66,923
12-month ECLs | Amounts due from related parties | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				32,670
12-month ECLs | Financial assets included in prepayments and other current assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,019
12-month ECLs | Financial assets included in prepayments and other current assets | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				5,888
12-month ECLs | Restricted cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		377,065
12-month ECLs | Restricted cash | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				26,622
12-month ECLs | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,353,300
12-month ECLs | Cash and cash equivalents | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				596,613
Life-time ECLs
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $	$ 280,250
Life-time ECLs | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $			$ 256,423
Life-time ECLs | Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		¥ 280,250
Life-time ECLs | Trade receivables | Predecessor
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk				¥ 256,423